Item 1.  Schedule of Investments


 T. Rowe Price Science & Technology Fund
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.2%
 HARDWARE  12.1%
 Consumer Electronics  0.2%
 Dolby Laboratories, Class A *                         425,000       9,988

                                                                     9,988

 Enterprise Hardware  8.5%
 Dell *                                                4,500,000     172,890

 EMC *                                                 8,850,000     109,032

 Lexmark International *                               500,000       39,985

 LG Electronics (KRW)                                  200,000       13,412

                                                                     335,319

 Supply Chain & Electronic Manufacturing  3.4%
 CDW                                                   1,000,000     56,680

 Flextronics *                                         3,500,000     42,140

 Jabil Circuit *                                       1,250,000     35,650

                                                                     134,470

 Total Hardware                                                      479,777

 HEALTH CARE  1.1%
 Biotechnology  1.1%
 Cephalon *                                            200,000       9,366

 Gilead Sciences *                                     500,000       17,900

 MedImmune *                                           750,000       17,858

 Total Health Care                                                   45,124

 IT SERVICES  7.3%
 IT Services  3.7%
 Accenture, Class A *                                  2,750,000     66,413

 IBM                                                   900,000       82,242

                                                                     148,655

 Processors  3.6%
 Certegy                                               1,000,000     34,620

 First Data                                            1,600,000     62,896

 Fiserv *                                              1,100,000     43,780

                                                                     141,296

 Total IT Services                                                   289,951

 MEDIA  8.7%
 Gaming  0.6%
 International Game Technology                         900,000       23,994

                                                                     23,994

 Internet  6.2%
 eBay *                                                1,600,000     59,616

 Google, Class A *                                     235,000       42,420

 IAC/InterActiveCorp *                                 2,000,000     44,540

 Yahoo! *                                              3,000,000     101,700

                                                                     248,276

 Media & Entertainment  1.9%
 Time Warner *                                         2,750,000     48,262

 Viacom, Class B                                       750,000       26,123

                                                                     74,385

 Total Media                                                         346,655

 SEMICONDUCTORS  25.1%
 Analog Semiconductors  7.2%
 Analog Devices                                        2,750,000     99,385

 Intersil Holding, Class A                             2,500,000     43,300

 Linear Technology                                     800,000       30,648

 Maxim Integrated Products                             2,500,000     102,175

 STMicroelectronics ADS                                600,000       9,996

                                                                     285,504

 Digital Semiconductors  13.6%
 Altera *                                              2,000,000     39,560

 Intel                                                 6,000,000     139,380

 Marvell Technology Group *                            550,000       21,087

 Microchip Technology                                  2,500,000     65,025

 Samsung Electronics (KRW)                             150,000       74,151

 Taiwan Semiconductor Manufacturing, Warrants, 8/16/05 20,000,000    40,067
*
 Texas Instruments                                     2,750,000     70,097

 Xilinx                                                3,100,000     90,613

                                                                     539,980

 Semiconductor Capital Equipment  4.3%
 Applied Materials *                                   2,800,000     45,500

 ASML Holding ADS *                                    1,000,000     16,770

 KLA-Tencor *                                          1,200,000     55,212

 Novellus Systems *                                    2,000,000     53,460

                                                                     170,942

 Total Semiconductors                                                996,426

 SOFTWARE  27.0%
 Applications Software  3.6%
 Cognos *                                              700,000       29,358

 Informatica *                                         1,550,000     12,818

 SAP (EUR)                                             300,000       48,360

 SAP ADR                                               1,000,000     40,080

 Siebel Systems *                                      1,250,000     11,413

                                                                     142,029

 Consumer Software  0.4%
 Intuit *                                              350,000       15,320

                                                                     15,320

 Infrastructure Software  12.8%
 Citrix Systems *                                      1,700,000     40,494

 Microsoft                                             11,250,000    271,912

 Oracle *                                              9,500,000     118,560

 Red Hat *                                             7,000,000     76,370

                                                                     507,336

 Systems Software  7.7%
 McAfee *                                              1,800,000     40,608

 Mercury Interactive *                                 2,370,000     112,291

 Symantec *                                            2,250,000     47,992

 VeriSign *                                            2,100,000     60,270

 VERITAS Software *                                    2,000,000     46,440

                                                                     307,601

 Technical Software  2.5%
 Cadence Design Systems *                              4,750,000     71,012

 Synopsys *                                            1,500,000     27,150

                                                                     98,162

 Total Software                                                      1,070,448

 TELECOM EQUIPMENT  12.8%
 Wireless Equipment  3.5%
 Nokia ADR *                                           3,000,000     46,290

 QUALCOMM                                              2,500,000     91,625

                                                                     137,915

 Wireline Equipment  9.3%
 Cisco Systems *                                       11,250,000    201,262

 Corning *                                             7,100,000     79,023

 Juniper Networks *                                    3,000,000     66,180

 Nortel Networks *                                     8,000,000     21,840

                                                                     368,305

 Total Telecom Equipment                                             506,220

 TELECOM SERVICES  1.2%
 Wireless - Domestic  1.1%
 Crown Castle International *                          1,250,000     20,075

 Nextel Communications, Class A *                      750,000       21,315

                                                                     41,390

 Wireline- International  0.1%
 Telus (CAD)                                           162,100       5,211

                                                                     5,211

 Total Telecom Services                                              46,601

 Total Miscellaneous Common Stocks  3.9% 8                           152,642

 Total Common Stocks (Cost  $4,356,684)                              3,933,844

 SHORT-TERM INVESTMENTS  0.6%
 Money Market Fund  0.6%
 T. Rowe Price Government Reserve Investment Fund,     24,907,552    24,907
2.56% #+
 Total Short-Term Investments (Cost  $24,907)                        24,907

 Total Investments in Securities
 99.8% of Net Assets (Cost $4,381,591)                             $ 3,958,751


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 +    Affiliated company - See Note 3.
 ADR  American Depository Receipts
 ADS  American Depository Shares
 CAD  Canadian dollar
 EUR  Euro
 KRW  South Korean won

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Science & Technology Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $4,381,591,000. Net unrealized loss aggregated $422,823,000 at period-end, of which $237,405,000 related to appreciated investments and $660,228,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $169,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $24,907,000 and $158,401,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                     SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005